John Hancock Financial Services U.S. Wealth Management Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com

January 18, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-162244) Venture® 4 Variable Annuity

Ladies and Gentlemen:

John Hancock Life Insurance Company of New York (the “Issuer”) transmits this Post-Effective Amendment No. 6 to the captioned file (“Post-Effective Amendment”) on behalf of its John Hancock Life Insurance Company of New York Separate Account A (the “Registrant”). We previously registered the Registrant on SEC Form N-4 (No. 811-6584).

We are filing the Post-Effective Amendment under Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), to include an updated variable annuity prospectus reflecting changes to the Venture® 4 Variable Annuity Contract described in the currently effective Venture® 4 Variable Annuity prospectus (the “Venture® 4 Prospectus”). Specifically, the new disclosures notify Contract Owners of restrictions we are placing on their ability to make Additional Purchase Payments under Contracts that include a guaranteed minimum withdrawal benefit rider (“GMWB Rider”) (the “material changes”). We also are removing our listings of specific annuity options provided in addition to the annuity options offered under the Contract. Instead, the Venture® 4 Prospectus informs Contract Owners generally that additional options may be available upon annuitization. The Venture® 4 Prospectus also reflects all supplemental and non-material updates (the “non-material changes”) made since its last filing under Rule 485(b) on October 26, 2012.

The Registrant respectfully requests comments from the Staff on both the material changes and non-material changes no later than March 8, 2013, which would allow us enough time: to address the Staff’s comments; to file an additional Post-Effective Amendment on or before April 8, 2013 with definitive rates and values, consents and exhibits, financial statements and other changes as permitted; and to print final Venture® 4 Prospectuses for an anticipated April 29, 2013 effectiveness date.

In a separate correspondence filing, the Issuer and John Hancock Life Insurance Company (U.S.A.) are filing a letter pursuant to Rule 485(b)(1)(vii) that specifically outlines all the material changes referenced above (the “template language”). If the Rule 485(b)(1)(vii) request is approved, we intend to use the template language for other registered variable annuity contracts in those situations where the same amendments are being made to multiple registration statements. In April 2013, following Staff review and comment on this Post-Effective Amendment, we intend to file on behalf of these other contracts Post-Effective Amendments under Rule 485(b), which will include the template language, definitive rates and values, consents and exhibits, financial statements and other changes as permitted.

Please direct any comments and questions regarding the Registration Statement to me at (617) 663-3192 or in my absence to Arnold R. Bergman at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel – Annuities